Payables and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Payables and Accrued Liabilities

	September 30, 2021	December 31, 2020
	$	$
Trade accounts payable	672	1,187
Salaries, employment taxes and benefits	102	474
Accrued audit fees	144	144
Accrued research and development costs	843	23
Other accrued liabilities	352	371
	2,113	2,199